Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,784,315	7,905,891	23,000,000	23,000,000	2,916,598	23,000,000	5,102,113	23,000,000
Diluted net loss per ordinary share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	9,110,000
Diluted net loss per ordinary share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)